Average Annual Total Returns - Brighthouse/Franklin Low Duration Total Return Portfolio	Apr. 30, 2021
BloombergBarclaysUSGovernmentCreditOneThreeYearBondIndex [Member]
Average Annual Return:
1 Year	3.33%
5 Years	2.21%
Since Inception	1.58%
Class A
Average Annual Return:
1 Year	2.40%
5 Years	2.56%
Since Inception	1.91%
Inception Date	Apr. 29, 2011
Class B
Average Annual Return:
1 Year	2.12%
5 Years	2.32%
Since Inception	1.66%
Inception Date	Apr. 29, 2011